Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Schedule of classification and linkage terms of financial instruments
	NIS	USD	Other (*)	Total
December 31, 2021
Cash	72,190	753,320	28,116	853,626
Bank deposits	80,457	421,512	-	501,969
Restricted deposits	569	80	-	649
Trade receivables (net)	36	130	3,256	3,422
Other receivables	4,240	2,806	856	5,902
	157,492	1,175,848	32,228	1,365,568
Financial liabilities at amortized cost	(10,392)	(3,623)	(7,096)	(21,111)
Total net financial assets (liabilities)	147,100	1,172,225	25,132	1,344,457

December 31, 2020
Cash	1,057	584,205	76	585,338
Bank deposits	-	85,596	-	85,596
Restricted deposits	406	62	-	468
Trade receivables	17	534	162	713
Other receivables	410	19	-	429
	1,890	670,416	238	672,544
Financial liabilities at amortized cost	4,366	16,134	45	20,545
Total net financial assets (liabilities)	(2,476)	654,282	193	651,999

(*)	Mainly Euro

Schedule of sensitivity analysis of changes in exchange rate of dollar
Profit (loss) from the change
Thousands USD
Increase at a rate of 5%	7,355
Increase at a rate of 10%	14,710
Decrease at a rate of 5%	(7,355)
Decrease at a rate of 10%	(14,710)

Schedule of fair value of financial instruments position
	2020	2021
	Thousands USD	Thousands USD
Financial liabilities:
Liability in respect of warrants	11,986	3,697
Share price protection for previews shareholders of subsidiary acquired	-	5,768
Contingent consideration in business combination	-	8,792
Total	11,986	18,257
Presented under current liabilities	-	14,910
Presented under non-current liabilities	11,986	3,347

Schedule of Level 3 financial instruments carried at fair value
2021
Contingent consideration in business combinations
Balance as of January 1, 2021	-
Arising from business combinations (*)	(10,159)
Changes in fair value (unrealized)	1,367
Balance as of December 31, 2021	(8,792)

(*)

See Note 9.B regarding acquisition of NanoFabrica for information in relation to the contingent consideration liability at the amount of $1,367 thousand arising from business combination and Note 20.F regarding offsetting the liability against deposit. See Note 9 (3) B  regarding acquisition of Essemtec for information in relation to the contingent consideration liability at the amount of $8,792 thousand arising from business combination.

Schedule of repayment dates of financial liabilities
	First year	More than a year	Total
	Thousands USD	Thousands USD	Thousands USD
December 31, 2021
Trade payables	2,833	-	2,833
Other payables	11,322	-	11,322
Financial derivatives	14,910	3,347	18,257
Lease liabilities	2,086	3,336	5,422
Other long-term liability	417	1,104	1,521
Liability in respect of government grants	428	1,560	1,988
	31,996	9,347	41,343
December 31, 2020
Trade payables	776	-	776
Other payables	5,910	-	5,910
Lease liabilities	-	2,618	2,618
Liability in respect of government grants	-	850	850
	6,686	3,468	10,154